Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Receivables

Note 8 Receivables

Receivables were comprised of the following (in thousands):

	As of December 31, 2016	As of December 31, 2017
Service charges:
Billed	$246,833	$234,724
Unbilled	8,872	11,025
Other	2,075	5,143
Allowance for doubtful accounts	(54,744)	(29,669)

Total	$203,036	$221,223

Unbilled service charges represent amounts earned and accrued as receivables from customers for services rendered prior to the end of the reporting period. Unbilled service charges are expected to be billed and collected within twelve months of the respective balance sheet date.